Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of intangible assets and accumulated amortization

	As of December 31, 2021
	Weight Average	Gross		Net
	Remaining	Carrying	Accumulated	Carrying
	Amortization Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	3.0 years	$13,200	$(5,250)	$7,950
Customer relationships	7.0 years	7,410	(1,696)	5,714
Trade name	0.0 years	320	(320)	—
Launched IPR&D assets.	5.0 years	960	—	960
Total finite-lived intangible assets		21,890	(7,266)	14,624
Indefinite-lived intangible assets:
Trade name – website domain (forge.com)	Indefinite	2,202	—	2,202
Total infinite-lived intangible assets		2,202	—	2,202
Total intangible assets		$24,092	$(7,266)	$16,826

	As of December 31, 2020
	Weight Average	Gross		Net
	Remaining	Carrying	Accumulated	Carrying
	Amortization Period	Amount	Amortization	Amount
Finite-lived intangible assets:
Developed technology	3.6 years	$13,200	$(1,673)	$11,527
Customer relationships	7.9 years	7,410	(759)	6,651
Trade name	0.9 years	320	(46)	274
Total finite-lived intangible assets		20,930	(2,478)	18,452
Indefinite-lived intangible assets:
In-process research and development asset	Indefinite	960	—	960
Total infinite-lived intangible assets		960	—	960
Total finite-lived intangible assets		$21,890	$(2,478)	$19,412

Schedule of estimated future amortization expense for definite-lived intangible assets

Amount
2022	$3,915
2023	3,915
2024	3,462
2025	802
2026	802
Thereafter	1,728
Total	$14,624